VIA EDGAR
December 30, 2005
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Old Mutual Advisor Funds
1933 Act File No. 333-116057
1940 Act File No. 811-21587
CIK No. 0001292278
Rule 497(j) certification
Ladies and Gentlemen:
On behalf of Old Mutual Advisor Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that (i) the Class A and C Prospectus, the Class Z and Institutional Class Prospectus, and the Statement of Additional Information for Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, and Old Mutual International Equity Fund, series funds of the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed on December 28, 2005 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.
If you have any questions or comments regarding this filing, please contact the undersigned at 720-200-7726.
Sincerely,
/s/ Karen S. Proc
Karen S. Proc
Associate General Counsel